UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Mar. 31, 2023	Jun. 30, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 57,737,138	$ 33,475,266
Other financial assets	13,141,069	5,401,133
Trade receivables	157,090,795	111,752,310
Other receivables	31,879,789	19,327,584
Income and minimum presumed recoverable income taxes	8,489,040	1,647,398
Inventories	150,862,729	126,044,122
Biological assets	2,043,651	57,313
Total current assets	421,244,211	297,705,126
NON-CURRENT ASSETS
Other financial assets	1,079,947	619,841
Trade receivables	326,380	200,412
Other receivables	2,652,278	2,254,199
Income and minimum presumed recoverable income taxes	17,912	44,412
Deferred tax assets	5,747,148	4,011,374
Investments in joint ventures and associates	39,185,745	38,554,092
Property, plant and equipment	66,113,264	49,908,325
Intangible assets	174,288,295	76,704,869
Goodwill	122,532,487	36,073,685
Right of use asset	13,614,782	12,144,026
Total non-current assets	425,558,238	220,515,235
Total assets	846,802,449	518,220,361
CURRENT LIABILITIES
Trade and other payables	149,851,143	125,849,620
Borrowings	107,891,810	71,301,468
Employee benefits and social security	7,958,760	7,619,121
Deferred revenue and advances from customers	31,499,433	5,895,313
Income tax payable	541,935	7,538,764
Consideration for acquisition	1,943,216	3,048,562
Lease liabilities	3,136,708	1,412,904
Total current liabilities	302,823,005	222,665,752
NON-CURRENT LIABILITIES
Trade and other payables	716,864
Borrowings	68,059,470	74,177,169
Joint ventures and associates	221,014	717,948
Deferred tax liabilities	47,312,700	29,005,943
Provisions	415,443	603,022
Consideration for acquisition	8,163,657	9,854,228
Secured notes	74,161,086	12,559,071
Lease liabilities	10,658,070	10,338,380
Total non-current liabilities	209,708,304	137,255,761
Total liabilities	512,531,309	359,921,513
EQUITY
Equity attributable to owners of the parent	301,092,769	127,358,573
Non-controlling interest	33,178,371	30,940,275
Total equity	334,271,140	158,298,848
Total equity and liabilities	$ 846,802,449	$ 518,220,361